                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE       August 14, 2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28- 5194               General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 20
Form 13F Information Table Entry Total:            83
Form 13F Information Table Value Total:   $45,184,817
                                          (thousands)


Confidential information has been omitted from the form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                    BH Columbia Inc.
 3.   28-5676                BHG Life Insurance Co.
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-                    Cypress Insurance Company
 9.   28-                    Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-1066                National Fire & Marine
13.   28-718                 National Indemnity Co.
14.   28-5006                National Liability & Fire Ins. Co.
15.   28-                    Nebraska Furniture Mart
16.   28-717                 OBH Inc.
17.   28-2740                Plaza Investment Managers
18.   28-1357                Wesco Financial Corp.
19.   28-3091                Wesco Financial Ins. Co.
20.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2006

                                                                  Column 6
                                     Column 4              Investment Discretion                               Column 8
                                      Market     Column 5  ---------------------                           Voting Authority
               Column 2   Column 3     Value    Shares or          (b)     (c)          Column 7       -----------------------
Column 1       Title of    CUSIP        (In     Principal    (a) Shared- Shared-         Other             (a)       (b)   (c)
Name of Issuer   Class     Number   Thousands)   Amount $   Sole Defined  Other         Managers           Sole    Shared None
-------------- -------- ----------- ---------- -----------  ---- ------- ------- --------------------- ----------- ------ ----
American
   Express Co.    Com   025816 10 9    916,736  17,225,400          X            5, 2, 6, 16            17,225,400
                                       425,474   7,994,634          X            5, 12, 16               7,994,634
                                     6,400,018 120,255,879          X            5, 13, 16             120,255,879
                                       103,412   1,943,100          X            5, 4, 16, 18, 19, 20    1,943,100
                                        74,493   1,399,713          X            5, 15, 16               1,399,713
                                        44,696     839,832          X            5, 9, 16                  839,832
                                       103,893   1,952,142          X            5, 16                   1,952,142
American
   Standard
   Companies      Com   029712 10 6    478,683  11,062,700          X            5, 10, 11, 13, 16, 17  11,062,700
Ameriprise
   Financial,
   Inc.           Com   03076C 10 6    153,892   3,445,080          X            5, 2, 6, 16             3,445,080
                                        71,424   1,598,926          X            5, 12, 16               1,598,926
                                       788,478  17,651,175          X            5, 13, 16              17,651,175
                                        17,360     388,620          X            5, 4, 16, 18, 19, 20      388,620
                                        12,505     279,942          X            5, 15, 16                 279,942
                                         7,503     167,966          X            5, 9, 16                  167,966
                                        17,440     390,428          X            5, 16                     390,428
Anheuser
   Busch Cos.
   Inc.           Com   035229 10 3  1,984,444  43,528,052          X            5, 13, 16              43,528,052
Block H & R       Com   093671 10 5    271,682  11,386,500          X            5, 13, 16              11,386,500
Coca Cola         Com   191216 10 0     17,208     400,000          X            5, 16                     400,000
                                        76,404   1,776,000          X            5, 14, 16               1,776,000
                                       309,985   7,205,600          X            5, 4, 16, 18, 19, 20    7,205,600
                                     1,726,892  40,141,600          X            5, 2, 6, 16            40,141,600
                                     6,020,460 139,945,600          X            5, 13, 16             139,945,600
                                       393,168   9,139,200          X            5, 12, 16               9,139,200
                                        20,650     480,000          X            5, 15, 16                 480,000
                                        39,234     912,000          X            5, 8, 16                  912,000
Comcast Corp    CLA SPL 20030N 20 0    364,192  11,110,200          X            5, 10, 11, 13, 16, 17  11,110,200
Comdisco
   Holding Co.    Com   200334 10 0     16,744   1,206,369          X            5, 13, 16               1,206,369
                                         4,164     300,028          X            5, 2, 6, 16               300,028
                                           237      17,049          X            5, 12, 16                  17,049
ConocoPhillips    Com   20825C 10 4  1,175,484  17,938,100          X            5, 13, 16              17,938,100
Costco
   Wholesale
   Corp.          Com   22160K 10 5    306,161   5,254,000          X            5, 13, 16               5,254,000
First Data
   Corporation    Com   319963 10 4    450,400  10,000,000          X            5, 10, 11, 13, 16, 17  10,000,000
Gannett Inc.      Com   364730 10 1    192,824   3,447,600          X            5, 13, 16               3,447,600
General
   Electric
   Co.            Com   369604 10 3    256,360   7,777,900          X            5                       7,777,900
                                    ----------
                                    23,242,700
                                    ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2006

                                                                  Column 6
                                     Column 4              Investment Discretion                                Column 8
                                      Market     Column 5  ---------------------                             Voting Authority
               Column 2   Column 3     Value    Shares or          (b)     (c)          Column 7       --------------------------
Column 1       Title of    CUSIP        (In     Principal    (a) Shared- Shared-         Other             (a)       (b)    (c)
Name of Issuer   Class     Number   Thousands)   Amount $   Sole Defined  Other         Managers           Sole    Shared   None
-------------- -------- ----------- ---------- -----------  ---- ------- ------- --------------------- ----------- ------ -------
Home Depot
   Inc.           Com   437076 10 2    149,638   4,181,000          X            5, 10, 11, 13, 16, 17   4,181,000
Iron Mountain
   Inc.           Com   462846 10 6    187,823   5,024,700          X            5, 10, 11, 13, 16, 17   5,024,700
Lowes
   Companies
   Inc.           Com   548661 10 7     23,661     390,000          X            5, 10, 11, 13, 16, 17     390,000
M & T Bank
   Corporation    Com   55261F 10 4    707,173   5,997,060          X            5, 13, 16               5,997,060
                                        64,384     546,000          X            5, 10, 11, 13, 16, 17     546,000
                                        19,539     165,700          X            5, 12, 16                 165,700
Moody's           Com   615369 10 5  1,758,001  32,280,600          X            5, 13, 16              32,280,600
                                       856,079  15,719,400          X            5, 10, 11, 13, 16, 17  15,719,400
Nike Inc.         Com   654106 10 3    200,443   2,474,600          X            5, 10, 11, 13, 16, 17   2,474,600
OSI Restaurant
   Partners,
   Inc.           Com   67104A 10 1     62,930   1,818,800          X            5, 10, 11, 13, 16, 17   1,818,800
Petrochina Co
   LTD            ADR   71646E 10 0      7,871      72,900          X            5, 13, 16                  72,900
                                        63,281     586,100          X            5, 10, 11, 13, 16, 17     586,100
Pier 1 Imports
   Inc.           Com   720279 10 8     22,964   3,290,000          X            5, 10, 11, 13, 16, 17   3,290,000
Proctor &
   Gamble Co.     Com   742718 10 9  3,252,600  58,500,000          X            5, 13, 16              58,500,000
                                     1,127,568  20,280,000          X            5, 2, 6, 16            20,280,000
                                       346,944   6,240,000          X            5, 12, 16               6,240,000
                                       397,790   7,154,500          X            5, 4, 16, 18, 19, 20    7,154,500
                                        43,368     780,000          X            5, 14, 16                 780,000
                                        86,736   1,560,000          X            5, 8, 16                1,560,000
                                       304,994   5,485,500          X            5, 10, 11, 13, 16, 17   5,485,500
Sanofi
   Adventis       ADR   80105N 10 5     23,790     488,500          X            5, 10, 11, 13, 16, 17     488,500
Sealed Air
   Corporation    Com   81211K 10 0     35,295     677,700          X            5, 13, 16                 677,700
Servicemaster
   Company        Com   81760N 10 9     41,299   3,998,000          X            5, 10, 11, 13, 16, 17   3,998,000
Sun Trusts
   Banks Inc.     Com   867914 10 3    178,799   2,344,600          X            5, 13, 16               2,344,600
                                        65,584     860,000          X            5, 2, 6, 16               860,000
Torchmark
   Corp.          Com   891027 10 4      4,709      77,551          X            1, 5, 13, 16               77,551
                                        27,307     449,728          X            5, 2, 6, 16               449,728
                                       100,607   1,656,900          X            5, 13, 16               1,656,900
                                        38,843     639,700          X            5, 12, 16                 639,700
Tyco
   Inter-
   national
   LTD            Com   902124 10 6    275,000  10,000,000          X            5, 10, 11, 13, 16, 17  10,000,000
USG
   Corporation    Com   903293 40 5    474,045   6,500,000          X            5, 13, 16               6,500,000
United Parcel
   Service
   Inc.           Com   911312 10 6    117,666   1,429,200          X            5                       1,429,200
Wal-Mart
   Stores,
   Inc.           Com   931142 10 3    915,148  18,998,300          X            5, 13, 16              18,998,300
                                        45,569     946,000          X            5, 10, 11, 16, 17         946,000
Washington
   Post Co.       Cl B  939640 10 8    697,566     894,304          X            5, 13, 16                                894,304
                                       115,684     148,311          X            5, 1, 3, 7, 13, 16                       148,311
                                       505,575     648,165          X            5, 12, 16                                648,165
                                        28,849      36,985          X            5, 14, 16                                 36,985
                                    ----------
                                    13,375,122
                                    ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2006

                                                                  Column 6
                                      Column 4             Investment Discretion                              Column 8
                                       Market    Column 5  ---------------------                          Voting Authority
               Column 2   Column 3     Value     Shares or         (b)     (c)           Column 7      ----------------------
   Column 1    Title of    CUSIP        (In      Principal   (a) Shared- Shared-          Other            (a)      (b)   (c)
Name of Issuer   Class     Number    Thousands)  Amount $   Sole Defined  Other          Managers         Sole    Shared None
-------------- -------- ----------- ----------- ----------  ---- ------- ------- --------------------- ---------- ------ ----
Wells Fargo &
  Co. Del         Com   949746 10 1   1,336,462 19,923,410          X            5, 2, 6, 16           19,923,410
                                         68,529  1,021,600          X            5, 4, 16, 18, 19, 20   1,021,600
                                      1,100,955 16,412,570          X            5, 12, 16             16,412,570
                                         93,510  1,394,000          X            5, 14, 16              1,394,000
                                        171,725  2,560,000          X            5, 16                  2,560,000
                                      2,576,164 38,404,360          X            5, 13, 16             38,404,360
                                         40,574    604,860          X            5, 15, 16                604,860
                                         57,018    850,000          X            5, 9, 16                 850,000
                                         10,062    150,000          X            5, 8, 16                 150,000
                                        670,800 10,000,000          X            5, 10, 11, 13, 16, 17 10,000,000
                                        268,320  4,000,000          X            5                      4,000,000
Wesco Finl
  Corp.           Com   950817 10 6   2,172,876  5,703,087          X            5, 4, 16               5,703,087
                                    -----------
                                      8,566,995
                                    -----------
   GRAND TOTAL                      $45,184,817
                                    ===========